Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 1999
Shareholders' Equity [Line Items]
Cash dividends declared on Common and Class B common stock	$ 73,276	$ 66,028	$ 57,085
Number of preferred stock outstanding	0	0
Number of shares authorized to be repurchased				7,500,000
Number of shares repurchased	0	0	0
Cost of repurchased shares	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087
Common Stock [Member]
Shareholders' Equity [Line Items]
Amount of votes common stock is entitled	one
Percentage of Board entitled to elect	25.00%
Treasury stock, shares	6,322,650	6,322,650
Class B Common Stock [Member]
Shareholders' Equity [Line Items]
Amount of votes common stock is entitled	ten
Percentage of Board entitled to elect	75.00%
Treasury stock, shares	48,263	48,263